Goodwill and Other Intangible Assets (Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Gross Carrying Amount	$ 957	$ 875
Accumulated Amortization	205	150
Net Book Value	417
Intangible assets, net	752	725
Customer Relations And Supply Agreements [Member]
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Gross Carrying Amount	611	543
Accumulated Amortization	198	148
Net Book Value	413	395
Favorable leasehold arrangements, net [Member]
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Gross Carrying Amount	4	7
Accumulated Amortization	3	0
Net Book Value	1	7
Deferred Loan Origination Costs
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Gross Carrying Amount	10	9
Accumulated Amortization	4	2
Net Book Value	6	7
Other Intangible Assets [Member]
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Gross Carrying Amount	3	1
Accumulated Amortization	0	0
Net Book Value	3	1
Trade Names [Member]
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Gross Carrying Amount	286	281
Accumulated Amortization	0	0
Net Book Value	286	281
Contractual Rights [Member]
Finite and Indefinite-Lived Intangible Asset by Major Class [Line Items]
Gross Carrying Amount	43	34
Accumulated Amortization	0	0
Net Book Value	$ 43	$ 34